Related Party Transactions (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Accounts Payable (due Director)	$ 107,893	$ 461,755
Operating Costs (paid on behalf of the Company by companies with directors in common)	15,527	15,527
Paid or Accrued Management Fees (due Director)	1,100
Paid or Accrued Management Fees (to a director, and to a director and officer of the Company)	$ 17,150